Acquisitions, Goodwill and Intangible Assets - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions, Goodwill and Intangible Assets
Intangible assets, net	$ 146,976	$ 17,524
Amortization expense	5,700	3,400	$ 1,300
Future estimated amortization expenses
2021	17,633
2022	17,630
2023	16,942
2024	15,413
2025 and thereafter	79,358
Intangible assets, net	$ 146,976	$ 17,524